TAXES (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of components of income tax provision
	June 30, 2020	June 30, 2019
	(Unaudited)	(Unaudited)
Current tax provision	$-	$-
Cayman	-	-
BVI	-	-
Hong Kong	-	-
PRC	48,675	52,756
	$48,675	$52,756
Deferred tax provision
Cayman	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	-	-
	$-	$-
Income tax provisions	$48,675	$52,756

Schedule of effective tax rate
	For the six months ended June 30,
	2020	2019
China income tax statutory rate	25.0%	25.0%
Permanent difference	2.1%	0.5%
Changes in valuation allowance	(174.3)%	12.0%
Effect of PRC preferential tax rate	(10.0)%	(10.0)%
Effective tax rate	(157.2)%	27.5%

Schedule of taxes payable
	June 30, 2020	December 31, 2019
	(Unaudited)
Income tax payable	$435,517	$257,125
Value added tax payable	39,208	144,108
Other taxes payable	1,308	3,220
Total taxes payable	$476,033	$404,453